Digital assets - Summary of Changes in the Fair Value of Digital Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
Digital assets [Abstract]
Beginning balance	$ 11,339
Cumulative effect of the adoption of ASU 2023-08	6,921
Addition of digital assets	12,339	[1]
Disposition of digital assets	(10,148)	[2]
Gains	13,468	[3]
Losses	(2,589)	[3]
Ending balance	$ 31,330

[1]	Additions primarily represent purchases of digital assets and receipts from customers for services.
[2]	Dispositions primarily represent payment for blockchain gas fees and services.
[3]	The Company measures gains and losses by each asset held. These amounts include cumulative realized gains of $4.2 million and realized losses of $0.9 million during the year ended December 31, 2024, respectively.